RIGHT-OF-USE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Additions to right-of-use assets	$ 5,820,618
Additions and depreciation	5,820,618		$ 7,595,884	$ 214,642
Interest on lease liabilities	95,816		$ 114,084	$ 72,172
Settlement of lease liabilities using digital currency	$ (5,916,434)